SHARE CAPITAL: (Schedule of Assumptions Used to Estimate Fair Value) (Details)	6 Months Ended
Jun. 30, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 7.72
Dividend yield	0.00%
Expected volatility	62.60%
Risk-free interest rate	2.50%
Expected term	7 years